Quarterly Result of Operations (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended										12 Months Ended
	May 31, 2012	Feb. 29, 2012		Nov. 30, 2011	Aug. 31, 2011	May 31, 2011	Feb. 28, 2011		Nov. 30, 2010	Aug. 31, 2010	May 31, 2012		May 31, 2011		May 31, 2010
Quarterly Financial Information [Line Items]
Net Sales	$ 1,101,770	$ 773,643		$ 916,085	$ 985,918	$ 981,768	$ 678,920		$ 826,343	$ 894,810	$ 3,777,416	[1]	$ 3,381,841	[1]	$ 3,412,716	[1]
Gross profit	460,416	303,200		369,021	409,626	416,426	269,518		339,497	375,426	1,542,263		1,400,867		1,435,375
Net income attributable to RPM International Inc. stockholders	$ 82,569	$ 6,625		$ 49,931	$ 76,811	$ 70,174	$ 1,097		$ 48,791	$ 68,996	$ 215,936		$ 189,058		$ 180,037
Basic Earnings Per Share	$ 0.63	$ 0.05		$ 0.38	$ 0.59	$ 0.54	$ 0.01		$ 0.38	$ 0.53	$ 1.65		$ 1.46		$ 1.40
Diluted Earnings Per Share	$ 0.63	$ 0.05	[2]	$ 0.38	$ 0.59	$ 0.54	$ 0.01	[2]	$ 0.38	$ 0.53	$ 1.65		$ 1.45		$ 1.39
Dividends Per Share	$ 0.215	$ 0.215		$ 0.215	$ 0.210	$ 0.210	$ 0.210		$ 0.210	$ 0.205	$ 0.855		$ 0.835		$ 0.815

[1]	It is not practicable to obtain the information needed to disclose revenues attributable to each of our product lines.
[2]	For the quarters ended February 29, 2012 and February 28, 2011, the treasury stock method was utilized for the purpose of computing diluted earnings per share, as the result under the two-class method would have been less dilutive.